Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	US Global Investors Funds
Entity Central Index Key	0000101507
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000069385
Shareholder Report [Line Items]
Fund Name	USGI Global Luxury Goods Fund
Class Name	Investor
Trading Symbol	USLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
AssetsNet	$ 48,462,732
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 152,936
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$48,462,732
# of Portfolio Holdings	56
Portfolio Turnover Rate	79%
Management Fee (Net of fees waived)	$152,936

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	50.3%
Financials	21.0%
Consumer Staples	12.7%
Materials	10.9%
Communication Services	5.0%
Other	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

Cie Financiere Richemont SA	6.57%
Hermes International SCA	5.68%
Amazon.com, Inc.	4.78%
KKR & Co., Inc.	4.44%
Industria de Diseno Textil SA	4.25%
UBS Group AG	4.14%
LVMH Moet Hennessy Louis Vuitton SE, ADR	4.05%
Constellation Brands, Inc., Class A	3.68%
Apollo Global Management, Inc.	3.65%
Lululemon Athletica, Inc.	3.42%

C000012993
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Investor
Trading Symbol	PSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.48%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.48%
AssetsNet	$ 41,729,829
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 88,288
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$41,729,829
# of Portfolio Holdings	139
Portfolio Turnover Rate	45%
Management Fee (Net of fees waived)	$88,288

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Metal - Diversified	17.1%
Gold Mining	16.7%
Oil Companies - Exploration & Production	11.7%
Enterprise Software/Services	8.9%
Non-Ferrous Metals	5.8%
Oil - US Royalty Trusts	5.1%
Oil Companies - Field Services	3.5%
Pipelines	3.5%
Diversified Minerals	3.2%
Other	24.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

Abaxx Technologies, Inc.	7.19%
Ivanhoe Mines, Ltd.	6.18%
Filo Corp.	5.27%
Cheniere Energy, Inc.	3.14%
Kimbell Royalty Partners LP	2.16%
Linde PLC	2.10%
OceanaGold Corp.	1.93%
Viper Energy, Inc.	1.80%
NG Energy International Corp.	1.79%
K92 Mining, Inc.	1.73%

C000012994
Shareholder Report [Line Items]
Fund Name	Gold and Precious Metals Fund
Class Name	Investor
Trading Symbol	USERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.73%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.73%
AssetsNet	$ 101,512,583
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 434,999
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$101,512,583
# of Portfolio Holdings	71
Portfolio Turnover Rate	29%
Management Fee Paid	$434,999

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.6%
Silver Mining	11.0%
Precious Metals	7.9%
Metal - Diversified	7.1%
Mining Services	3.0%
Other	6.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

K92 Mining, Inc.	9.62%
Aya Gold & Silver, Inc.	6.84%
Vox Royalty Corp.	4.09%
Alamos Gold, Inc.	3.86%
OceanaGold Corp.	3.39%
Equinox Gold Corp.	2.83%
Mineros SA	2.67%
Karora Resources, Inc.	2.57%
Emerald Resources NL	2.31%
Ivanhoe Mines, Ltd.	2.23%

C000013000
Shareholder Report [Line Items]
Fund Name	Near-Term Tax Free Fund
Class Name	Investor
Trading Symbol	NEARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 25,030,270
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ (51,026)
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$25,030,270
# of Portfolio Holdings	67
Portfolio Turnover Rate	17%
Management Fee (Net of fees waived)	$(51,026)

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value	Value	Value	Value	Value
	Less than 1 Month	1,535,651		6.9%
	1-3 Months	3,053,408		13.6%
	3-12 Months	6,001,611		27.2%
	1-3 Years	9,434,056		42.2%
	3-5 Years	2,238,524		10.1%

Largest Holdings [Text Block]

Top Ten Area Concentrations

(% of net assets)

Pennsylvania	8.83%
Texas	8.38%
Minnesota	6.59%
New Mexico	4.64%
Michigan	4.46%
Colorado	3.48%
California	3.41%
Massachusetts	3.24%
Missouri	2.89%
Florida	2.84%

C000012998
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Ultra-Short Bond Fund
Class Name	Investor
Trading Symbol	UGSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 30,072,414
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ (39,483)
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$30,072,414
# of Portfolio Holdings	12
Portfolio Turnover Rate	33%
Management Fee (Net of fees waived)	$(39,483)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Federal Home Loan Mortgage Corp.	26.1%
Federal Home Loan Bank	23.6%
U.S. Treasury Bill	21.9%
Federal Farm Credit Bank	21.8%
U.S. Treasury Note/Bond	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

U.S. Treasury Bill	13.22%
Federal Home Loan Mortgage Corp.	13.11%
Federal Home Loan Mortgage Corp., MTN	12.97%
Federal Home Loan Bank	8.84%
Federal Farm Credit Bank	8.82%
U.S. Treasury Bill	8.76%
Federal Farm Credit Bank	8.66%
U.S. Treasury Note/Bond	6.57%
Federal Home Loan Bank	6.09%

C000012995
Shareholder Report [Line Items]
Fund Name	USGI World Precious Minerals Fund
Class Name	Investor
Trading Symbol	UNWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.48%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%
AssetsNet	$ 41,616,658
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 68,905
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$41,616,658
# of Portfolio Holdings	167
Portfolio Turnover Rate	14%
Management Fee (Net of fees waived)	$68,905

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	52.0%
Precious Metals	18.2%
Silver Mining	7.9%
Advanced Materials/Production	6.9%
Metal - Diversified	6.0%
Diversified Minerals	3.8%
Other	5.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

TriStar Gold, Inc.	11.13%
K92 Mining, Inc.	6.92%
Nano One Materials Corp.	6.64%
Dolly Varden Silver Corp.	3.75%
Arizona Metals Corp.	3.48%
Vizsla Silver Corp.	3.40%
Ivanhoe Mines, Ltd.	3.10%
Radisson Mining Resources, Inc.	2.68%
First Nordic Metals Corp.	2.60%
Asante Gold Corp.	2.55%